J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Hedged Equity Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated February 9, 2023

to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as supplemented

Effective February 17, 2023, the Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-HE-223